RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS [Abstract]
Summary of Balances with Related Party

	December 31,
	2016	2015
Due to related party:
Ossen Material Research	$3,886	$65,769
	$3,886	$65,769

The balance of due to related party arises from the purchase of raw materials paid by Ossen Material Research on behalf of the Company.

	December 31,
	2016	2015
Due to shareholder:
Dr. Tang	$307,499	$282,499
	$307,499	$282,499

Summary of Related Party Transactions

		December 31,
		2016	2015	2014
	Ossen Material Research provided guarantee for the bank loans borrowed by the Company	$-	$5,186,623	$813,536
	Ossen Material Research provided guarantee together with Ossen Shanghai and Dr. Tang for the short-term bank loans borrowed by the Company	$-	$2,515,520	$1,627,075
Ossen Material Research	Ossen Material Research provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$1,297,391	$4,159,157	$5,694,761
	Ossen Material Research provided guarantee for the notes payable issued by the Company	$-	$-	$14,806,378
	The Company provided guarantee for the short-term bank loans borrowed by Ossen Material Research	$70,635,721	$32,348,999	$4,881,224
	The Company provided guarantee for the notes payable issued by Ossen Material Research	$-	$12,323,428	$-

	SOI provided guarantee for the short-term bank loans borrowed by the Company	$-	$-	$1,627,075
SOI	SOI provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$-	$-	$3,254,149

Ossen Shanghai	Ossen Shanghai provided guarantee together with Ossen Material Research and Dr. Tang for the short-term bank loans borrowed by the Company	$-	$2,515,520	$1,627,075
	The Company provided guarantee for the short-term bank loans borrowed by Ossen Shanghai	$28,542,598	$7,702,143	$-
	The Company provided guarantee for the notes payable issued by Ossen Shanghai	$2,162,318	$1,540,429	$-

Shanghai Pujiang	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$59,824,131	$16,944,714	$15,457,208
	The Company provided guarantee for the notes payable issued by Shanghai Pujiang	$7,207,727	$34,081,982	$21,314,676